Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 58,286	$ 57,054
Tier 1 Capital	65,890	64,735
Total Capital	75,562	73,911
TLAC	129,957	123,288
Risk-Weighted Assets	437,945	420,838
Leverage Exposures	$ 1,521,813	$ 1,484,962
CET1 Ratio	13.30%	13.60%
Tier 1 Capital Ratio	15.00%	15.40%
Total Capital Ratio	17.30%	17.60%
TLAC Ratio	29.70%	29.30%
Leverage Ratio	4.30%	4.40%
TLAC Leverage Ratio	8.50%	8.30%